Label	Element	Value
T. Rowe Price QM Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2022

Effective April 5, 2023, the fund’s name will change from the T. Rowe Price QM Global Equity Fund to the T. Rowe Price Integrated Global Equity Fund. All references throughout the prospectus and summary prospectus to the QM Global Equity Fund are replaced by reference to the Integrated Global Equity Fund.

In connection with this change, effective April 5, 2023, the third and fourth paragraphs under “Principal Investment Strategies” beginning on page 2 will be replaced with the following:

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

In addition, effective April 5, 2023, the fourth, fifth, and sixth paragraphs under “Principal Investment Strategies”, which begins on page 9 of the prospectus, will be replaced with the following:

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. The fund draws on the adviser’s experience in global equity investing and takes into account both its quantitative and fundamental research capabilities. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.